JPMorgan Income Builder Fund Performance Management - A C I Shares [Member] - JPMorgan Income Builder Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the MSCI World Index (net total return), a broad-based securities market index and a customized blend of unmanaged indexes weighted as follows: 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Subsequent to the inception of the Fund on 5/31/07 until 12/18/09, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.The performance figures in the bar chart do not reflect any deduction for the front-end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com) Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	The table compares that performance to the MSCI World Index (net total return), a broad-based securities market index and a customized blend of unmanaged indexes weighted as follows: 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance figures in the bar chart do not reflect any deduction for the front-end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS − CLASS A SHARES
Bar Chart Closing [Text Block]	Best Quarter2nd quarter, 20209.99%Worst Quarter1st quarter, 2020-14.58%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are shown for only the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only the Class A Shares and after-tax returns for the other classes will vary.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-480-4111
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020